Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenue Disaggregation
Reconciliation of reportable segments to the statements of income is provided in Note 39.6.

•	Revenue by category at December 31, 2019, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts (Defense BU)	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	264.2	—	618.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6

Revenue from Continuing operations	—	775.3	1,397.0	437.2	8.6	2,618.1
Revenue from Discontinued operations	2,234.4	—	—	609.5	0.6	2,844.5

Total	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts (Defense BU)	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

Revenue from Continuing operations	1,601.0	46.4	59.8	570.5	297.6	42.8	2,618.1
Revenue from Discontinued operations	1,744.6	30.0	317.2	32.8	626.1	93.8	2,844.5

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

•	Revenue by category at December 31, 2018, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Long-term contracts (Defense BU)	—	267.0	—	—	—	267.0
Others	82.1	2.0	106.9	—	—	191.0
Service	—	183.2	—	622.7	0.2	806.1
Spare Parts	—	67.4	—	358.1	8.5	434.0

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

Revenue from Continuing operations	—	612.1	1,104.3	399.8	11.5	2,127.7
Revenue from Discontinued operations	2,358.3	—	—	581.0	4.1	2,943.4

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.5	29.2	3,373.0
Long-term contracts (Defense BU)	1.9	0.1	0.7	243.3	12.6	8.4	267.0
Others	66.6	11.9	5.2	74.7	8.9	23.7	191.0
Service	353.7	42.2	92.3	42.4	230.3	45.2	806.1
Spare Parts	283.0	8.8	15.6	42.3	69.7	14.6	434.0

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

Revenue from Continuing operations	1,245.0	120.3	42.1	367.5	327.0	25.8	2,127.7
Revenue from Discontinued operations	1,714.0	29.7	389.9	75.5	639.0	95.3	2,943.4

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

•	Revenue by category at December 31, 2017, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,691.8	—	1,175.0	—	7.1	3,873.9
Long-term contracts (Defense BU)	—	651.8	—	—	—	651.8
Others	79.6	7.2	105.3	0.3	—	192.4
Service	—	177.8	—	622.2	1.0	801.0
Spare Parts	—	16.9	—	299.7	23.7	340.3

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

Revenue from Continuing operations	—	853.7	1,280.3	398.3	14.2	2,546.5
Revenue from Discontinued operations	2,771.4	—	—	523.9	17.6	3,312.9

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,711.5	0.2	754.0	20.0	359.3	2 8 . 9	3,873.9
Long-term contracts (Defense BU)	38.0	1.3	9.8	558.4	33.7	10.6	651.8
Others	104.1	0.2	1.7	11.9	0.3	74.2	192.4
Service	304.1	36.9	75.4	109.4	231.5	43.7	801.0
Spare Parts	180.2	13.0	18.6	49.2	66.8	12.5	340.3

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

Revenue from Continuing operations	1,266.1	28.1	141.3	700.0	377.1	33.9	2,546.5
Revenue from Discontinued operations	2,071.8	23.5	718.2	48.9	314.5	136.0	3,312.9

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

Summary of Contract balances, including contract costs
b)	Contract balances, including contract costs:

	Note	12.31.2019	12.31.2018
Contract assets		461.9	358.0

Contract costs (Other assets)		9.1	9.1

Contract liabilities		683.4	1,243.6

Advances from customers		435.4	1,057.4
Deferred revenue		248.0	186.2

Financial Guarantee	25	—	11.6

Summary of Other Assets Related to Obtain Contracts
The Company had the following amounts in other assets related to costs to obtain contracts:

	Sales commissions	Bank guarantees	Total
At December 31, 2018	0.6	8.4	9.0

Additions	3.0	0.8	3.8
Disposals	(2.5)	(1.2)	(3.7)
Exchange rate variation	—	—	—

At December 31, 2019	1.1	8.0	9.1